Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 201,440	$ 214,946
Yichun Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	104,460	112,608
Wanzai Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	38,751	23,043
Xinyu Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	55,225	65,352
Quanzhou Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	1,275	5,919
Yulin Jiuzi New Energy Automobile Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Franchisees [Line Items]
Accounts receivable	$ 1,729	$ 8,024